Average Annual Total Returns - FidelityStrategicDividendIncomeFund-AMCIZPRO - FidelityStrategicDividendIncomeFund-AMCIZPRO - Fidelity Strategic Dividend & Income Fund	Jan. 29, 2025
Fidelity Advisor Strategic Dividend & Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	4.79%
Past 5 years	6.25%
Past 10 years	6.91%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.41%
Past 5 years	4.73%
Past 10 years	5.29%
Fidelity Advisor Strategic Dividend & Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.52%
Past 5 years	4.61%
Past 10 years	5.11%
Fidelity Advisor Strategic Dividend & Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	9.33%
Past 5 years	6.70%
Past 10 years	6.89%
Fidelity Advisor Strategic Dividend & Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	7.02%
Past 5 years	6.48%
Past 10 years	6.90%
Fidelity Advisor Strategic Dividend & Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	11.45%
Past 5 years	7.78%
Past 10 years	7.82%
Fidelity Advisor Strategic Dividend & Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	11.58%
Past 5 years	7.92%
Since Inception	8.32%	[1]
F0611
Average Annual Return:
Past 1 year	10.35%
Past 5 years	6.37%
Past 10 years	7.80%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%

[1]	A From October 2, 2018 .